Subsequent Events (Details) $ / shares in Units, $ in Millions						1 Months Ended				3 Months Ended		4 Months Ended	12 Months Ended
	May 21, 2025 installment $ / shares	Mar. 19, 2025 USD ($)	Feb. 26, 2025 $ / shares	Jan. 10, 2025 $ / shares	Jul. 31, 2024 USD ($)	Apr. 30, 2026 $ / shares	Jan. 31, 2026 $ / shares	Oct. 31, 2025 $ / shares	Jul. 31, 2025 $ / shares	Apr. 08, 2025 USD ($) tower	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 28, 2024 tower	Sep. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury shares repurchased (in shares) | shares													2,983,320
Share repurchase program													$ 99	$ 5	$ 0
Additions													$ 221	$ 522
Lati International S.A and other assets
Disclosure of non-adjusting events after reporting period [line items]
Number of wireless communication towers | tower																7,000
Telefonica Colombia (Coltel)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired					67.50%
Percentage ownership held by non-controlling interest					32.50%
Acquisition price					$ 400												$ 362
Dividend distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in US dollar per share) | $ / shares				$ 1.00
Dividend distribution | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in US dollar per share) | $ / shares						$ 0.75	$ 0.75	$ 0.75	$ 0.75
Dividends proposed or declared (in US dollar per share) | $ / shares	$ 3.00
Number of instalments, dividend | installment	4
Dividend distribution | Interim dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared (in US dollar per share) | $ / shares			$ 0.75
Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury shares repurchased (in shares) | shares											4,216,397
Share repurchase program											$ 119	$ 150
Other disposals of assets | Lati International S.A and other assets
Disclosure of non-adjusting events after reporting period [line items]
Number of wireless communication towers | tower										321
Consideration received										$ 49
Spectrum acquisition | Grupo de Comunicaciones Digitales, S.A. | Spectrum 10 MHz
Disclosure of non-adjusting events after reporting period [line items]
Additions		$ 7